Related party transactions - Transactions with key management personnel (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Minimum
Related party transactions
Number of months base salary considered for severance payments	12 months
Maximum
Related party transactions
Number of months base salary considered for severance payments	18 months
Restricted Stock Units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares)	5,762,233
Senior Leadership Team
Related party transactions
Short-term benefits	$ 5	$ 5	$ 7
Post-employment pension and other benefits	7	2	1
Share-based compensation	$ 4	$ 11	$ 11
Senior Leadership Team | Restricted Stock Units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	1,259,640	458,854	301,190
Weighted average fair value at measurement date, other equity instruments granted	$ 10	$ 9	$ 8
Senior Leadership Team | Phantom Performance Share Units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	839,016	322,984	229,627
Weighted average fair value at measurement date, other equity instruments granted	$ 7	$ 7	$ 6